SEI INSTITUTIONAL INVESTMENTS TRUST

Long Duration Fund

Supplement dated April 13, 2015
to the Class A Shares Prospectus (the "Prospectus") dated September 30, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

At a special meeting of shareholders held on April 9, 2015, a majority of the shareholders of the Long Duration Fund (the "Fund") approved a change to the investment objective of the Fund and also approved a reclassification of the Fund's investment objective from "fundamental" to "non-fundamental."

Accordingly, the Prospectus is hereby amended and supplemented to reflect the following changes to the investment objective of the Fund.

Change in Investment Objective of the Fund

The Fund's investment objective is hereby changed from "Return characteristics similar to those of high quality corporate bonds, with a duration range of between nine and fourteen years." to "Return characteristics similar to those of high quality bonds."

Change in Classification of the Fund's Investment Objective

Under the heading "More Information about Investments," the last sentence of the third paragraph is hereby deleted and replaced with the following:

Further, the investment goals of the Long Duration, Long Duration Corporate Bond, and Ultra Short Duration Bond Funds are not fundamental and may be changed by the Board without shareholder approval.

There are no further changes to the investment objective of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-941 (4/15)

SEI INSTITUTIONAL INVESTMENTS TRUST

Long Duration Fund

Supplement dated April 13, 2015
to the Statement of Additional Information (the "SAI") dated September 30, 2014

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

At a special meeting of shareholders held on April 9, 2015, a majority of the shareholders of the Long Duration Fund (the "Fund") approved a change to the investment objective of the Fund and also approved a reclassification of the Fund's investment objective from "fundamental" to "non-fundamental."

Accordingly, the SAI is hereby amended and supplemented to reflect the following changes to the investment objective of the Fund.

Change in Investment Objective of the Fund

Under the heading "Investment Objectives and Policies," in the section "Long Duration Fund," the first sentence is hereby deleted and replaced with the following:

The Long Duration Fund seeks to provide investors with return characteristics similar to those of high quality bonds.

There are no further changes to the investment objective of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-942 (4/15)